Assumptions Used to Calculate Grant Date Estimated Fair Value of Share Options Using Black Scholes Option Model or Binomial Lattice Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011 Before September 30, 2011	Dec. 31, 2011 Before September 30, 2011 Minimum	Dec. 31, 2011 Before September 30, 2011 Maximum	Dec. 31, 2011 After September 30, 2011 CompensationPlan	Dec. 31, 2011 After September 30, 2011 Minimum	Dec. 31, 2011 After September 30, 2011 Maximum	Dec. 31, 2012 Period 3 CompensationPlan	Dec. 31, 2012 Period 3 Minimum	Dec. 31, 2012 Period 3 Maximum
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rates, Minimum	1.03%			1.03%			2.06%
Risk-free interest rates, Maximum	3.36%			3.36%			3.68%
Expected life (years)		29 days	7 years 9 months
Sub optimal early exercise factor				2.2			2.2
Expected volatility, Minimum	24.25%			69.17%			57.01%
Expected volatility, Maximum	76.00%						68.03%
Expected dividend yield	0.00%			0.00%			0.00%
Fair value of share option (in dollars per share)		$ 1.20	$ 2.06		$ 1.02	$ 1.03		$ 1.34	$ 1.68